EARNINGS PER SHARE (EPS) (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share:
Schedule of Potentially Dilutive Securities Excluded Due to their Antidilutive Nature
Type of Security	Issuance Date Potential	Dilution (Shares)
Convertible Notes	December, 2025	156,899
Restricted Stock Units	December, 2025	405,000
Total Potential Shares		561,899

Schedule of earnings per share
NET INCOME (LOSS) FOR THE YEAR	(1,092,374)	(1,627,821)

	For year ended
	December 31, 2025	December 31, 2024

Basic numerator
Net income (loss) allocated to controlling shareholder	(1,092,374)	(1,627,821)
Net income allocated to controlling shareholder	(1,092,374)	(1,627,821)

Basic denominator
Weighted average of shares	12,000,000	12,000,000

Basic earnings (loss) per share	(0.09)	(0.14)
Basic earnings per share	(0.09)	(0.14)

Diluted numerator
Net income (loss) allocated to controlling shareholder	(1,092,374)	(1,627,821)
Net income allocated to controlling shareholder	(1,092,374)	(1,627,821)

Diluted denominator
Weighted average of outstanding shares	12,000,000	12,000,000
Convertible Notes	156,899	147,142
Restricted Stock Units	405,000	365,000
Diluted weighted average of outstanding shares	12,561,899	12,512,142

Diluted earnings (loss) per share	(0.09)	(0.14)
Diluted earnings per share	(0.09)	(0.14)